Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, United States of America, MUAH) (Detail) - U.S. Basel III $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Jan. 01, 2019
BK (US)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	$ 16,265
Tier 1 capital (to risk-weighted assets): Actual amount	15,629
Tier 1 capital (to quarterly average assets): Actual amount	15,629
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	$ 15,629
Total capital (to risk-weighted assets): Actual ratio	0.1736
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1668
Tier 1 capital (to quarterly average assets): Actual ratio	0.1214
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1668
Total capital (to risk-weighted assets): Amount for minimum capital ratios required	$ 9,840
Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	7,966
Tier 1 capital (to quarterly average assets): Amount for minimum capital ratios required	5,149
Common Equity Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	$ 6,560
Total capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.1050
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0850
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0400
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0700
Total capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"	$ 9,371
Tier 1 capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"	7,497
Tier 1 capital (to quarterly average assets): Amount OCC requires to be "well capitalized"	6,436
Common Equity Tier 1 capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"	$ 6,091
Total capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"	0.1000
Tier One Risk Based Capital Required For Capital Adequacy With Buffer	$ 7,966
Tier 1 capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"	0.0800
Tier 1 capital (to quarterly average assets): Ratios OCC requires to be "well capitalized"	0.0500
Common Equity Tier 1 capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"	0.0650
Capital conservation buffer			2.50%
MUAH
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	$ 17,177
Tier 1 capital (to risk-weighted assets): Actual amount	16,843
Tier 1 capital (to quarterly average assets): Actual amount	16,843
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	$ 16,843
Total capital (to risk-weighted assets): Actual ratio	0.1632
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1601
Tier 1 capital (to quarterly average assets): Actual ratio	0.1044
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1601
Total capital (to risk-weighted assets): Amount for minimum capital ratios required	$ 11,890
Tier 1 capital (to quarterly average assets): Amount for minimum capital ratios required	6,453
Common Equity Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	$ 8,208
Total capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.1130
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0400
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0780
Capital conservation buffer		3.30%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	$ 9,786
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0930